BORROWED FUNDS (Tables)	12 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Schedule of the borrowed funds

Borrowed funds consisted of the following at June 30:

	2015		2014
		Weighted		Weighted
		Average		Average
	Amount Due	Rate	Amount Due	Rate
	(Dollars in thousands)
Short-term borrowings:
Securities sold under agreements to repurchase	$2,797	0.10%	$4,181	0.18%
FHLB of Boston (FHLB) advances	4,240	0.30	-	-
Total	7,037	0.22	4,181	0.18

Long-term FHLB of Boston advances
Year of maturity:
2015	-	-	1,000	3.35
2016	-	-	10,000	3.17
2017*	14,500	3.42	14,500	3.42
2018*	33,000	2.30	28,000	2.34
2020	5,000	2.32	-	-
Total	52,500	2.61	53,500	2.81
Total borrowed funds	$59,537	2.33%	$57,681	2.60%

*Includes $18,000,000 of advances callable by the FHLB of Boston in 2016.